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                                                           [MetLife Letterhead]

Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

November 9, 2009

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re: Metropolitan Life Insurance Company
        Metropolitan Life Variable Annuity Separate Account II
        File Nos. 333-161093/811-08732
        (Flexible Premium Variable Annuity (B))
        Rule 497(j) Certification
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Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Variable Annuity Separate Account II (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated November 9, 2009 to the Prospectus dated October 20, 2006 (as supplemented) and the Statement of Additional Information Supplement dated November 9, 2009 to the Statement of Additional Information dated October 20, 2006 (as supplemented) being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and Statement of Additional Information Supplement contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on November 2, 2009.

If you have any questions, please contact me at (212) 578-2991.

Sincerely,

/s/ Curtis A. Young
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Curtis A. Young, Esq.
Senior Counsel
Metropolitan Life Insurance Company